Carrying Amount and Fair Value of Financial Services Fixed-Rate Loans and Fixed-Rate Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Carrying Amount | Financial Services
Assets:
Fixed-rate loans	$ 2,740.1	$ 2,444.1
Liabilities:
Fixed-rate debt	1,958.6	1,870.7
Carrying Amount | Truck and Other
Liabilities:
Fixed-rate debt	150.0	173.5
Fair Value | Financial Services
Assets:
Fixed-rate loans	2,776.1	2,483.3
Liabilities:
Fixed-rate debt	2,021.1	1,967.9
Fair Value | Truck and Other
Liabilities:
Fixed-rate debt	$ 167.6	$ 196.9